Share Plans - Stock Option Fair Value Assumptions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.44%	0.69%	0.96%
Expected dividend yield	1.46%	2.01%	2.48%
Expected share price volatility	35.30%	36.00%	36.50%
Expected term (years)	5 years 7 months 6 days	5 years 8 months 12 days	5 years 8 months 12 days
Tyco Flow Control International, Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			2.12%
Expected share price volatility			33.00%
Tyco Flow Control International, Ltd | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			0.02%
Expected term (years)			1 month 6 days
Tyco Flow Control International, Ltd | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			0.68%
Expected term (years)			5 years 1 month 6 days